EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Components of calculation of earnings per share
The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31,
(in thousands of $)	2018	2017	2016
Basic earnings per share:
Net income available to stockholders	73,622	101,209	146,406
Diluted earnings per share:
Net income available to stockholders	73,622	101,209	146,406
Interest and other expenses attributable to convertible bonds	123	4,511	15,310
Net income assuming dilution	73,745	105,720	161,716

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31,
(in thousands)	2018	2017	2016
Basic earnings per share:
Weighted average number of common shares outstanding	105,898	95,597	93,497
Diluted earnings per share:
Weighted average number of common shares outstanding*	105,898	95,597	93,497
Effect of dilutive share options	59	26	—
Effect of dilutive convertible bonds	1,649	7,277	14,543
Weighted average number of common shares outstanding assuming dilution	107,606	102,900	108,040

	Year ended December 31,
	2018	2017	2016
Basic earnings per share:	$0.70	$1.06	$1.57
Diluted earnings per share:	$0.69	$1.03	$1.50